Janus Henderson Global Life Sciences Fund

Schedule of Investments (unaudited)

December 31, 2020

Shares or Principal Amounts		Value
Common Stocks– 98.0%
Biotechnology – 34.0%
4D Molecular Therapeutics Inc - Series B*,§	373,334	$13,927,225
AbbVie Inc	1,511,986	162,009,300
ACADIA Pharmaceuticals Inc*	1,075,383	57,489,975
Acceleron Pharma Inc*	344,694	44,100,150
Akero Therapeutics Inc*	1,017,453	26,250,287
Alexion Pharmaceuticals Inc*	483,920	75,607,661
Aligos Therapeutics Inc (144A)*	526,198	13,094,437
Aligos Therapeutics Inc*,#	247,174	6,834,361
ALX Oncology Holdings Inc*,#	147,153	12,684,589
ALX Oncology Ltd (144A)*	555,489	45,488,994
Amicus Therapeutics Inc*	2,001,743	46,220,246
Annexon Inc (144A)*	470,901	11,197,319
Argenx SE (ADR)*	104,270	30,664,764
Ascendis Pharma A/S (ADR)*	409,962	68,373,462
BioAtla LLC (144A)*	423,317	12,957,310
BioAtla LLC*	244,859	8,327,655
BioMarin Pharmaceutical Inc*	752,505	65,987,163
Bridgebio Pharma Inc*,#	419,948	29,862,502
C4 Therapeutics Inc*,#	112,261	3,719,207
Cardiff Oncology Inc*,#	649,613	11,686,538
Dyne Therapeutics Inc*	230,994	4,850,874
Fate Therapeutics Inc*	369,792	33,625,187
FibroGen Inc*	412,176	15,287,608
FORMA Therapeutics Inc*,#	266,490	9,300,501
Gilead Sciences Inc	757,801	44,149,486
Global Blood Therapeutics Inc*	730,888	31,654,759
IGM Biosciences Inc*,#	193,974	17,125,964
Insmed Inc*	1,334,362	44,420,911
iTeos Therapeutics SA*,§	840,830	27,015,027
Kiniksa Pharmaceuticals Ltd*	523,698	9,253,744
Kinnate Biopharma Inc (144A)*	238,174	8,527,106
Kodiak Sciences Inc*	112,641	16,548,089
Mirati Therapeutics Inc*	185,388	40,718,620
Myovant Sciences Ltd*	1,356,255	37,459,763
Neurocrine Biosciences Inc*	918,343	88,023,177
Odonate Therapeutics Inc*	936,474	17,980,301
Olema Pharmaceuticals Inc (144A)*	1,475,708	63,856,837
Praxis Precision Medicines Inc*,#	288,381	15,866,723
PTC Therapeutics Inc*	529,247	32,299,944
Regeneron Pharmaceuticals Inc*	39,958	19,304,109
Rhythm Pharmaceuticals Inc*	1,253,424	37,264,296
Rocket Pharmaceuticals Inc*	312,715	17,149,291
RPI International Holdings LP (144A)	1,180,210	56,115,827
Sage Therapeutics Inc*	403,429	34,900,643
Sarepta Therapeutics Inc*	426,491	72,712,451
Seres Therapeutics Inc*	707,587	17,335,881
Travere Therapeutics Inc*	1,114,912	30,386,927
Vaxcyte Inc (144A)*	229,851	5,801,784
Vaxcyte Inc*,#	367,371	9,761,047
Vertex Pharmaceuticals Inc*	387,735	91,637,290
		1,696,817,312
Diversified Financial Services – 0.1%
Health Assurance Acquisition Corp*	398,987	4,396,837
Health Care Equipment & Supplies – 17.2%
Abbott Laboratories	953,646	104,414,701
Align Technology Inc*	93,352	49,885,442
Baxter International Inc	450,926	36,182,302
Boston Scientific Corp*	3,090,681	111,109,982
Cooper Cos Inc	109,707	39,858,747
Danaher Corp	383,968	85,294,652
Dentsply Sirona Inc	620,036	32,465,085
DexCom Inc*	49,435	18,277,108
Edwards Lifesciences Corp*	568,002	51,818,822
Globus Medical Inc*	621,335	40,523,469
ICU Medical Inc*	149,622	32,092,423
Intuitive Surgical Inc*	49,675	40,639,117
Medtronic PLC	816,144	95,603,108
Silk Road Medical Inc*	335,264	21,114,927

Shares or Principal Amounts		Value
Common Stocks– (continued)
Health Care Equipment & Supplies– (continued)
STERIS PLC	171,068	$32,424,229
Stryker Corp	165,440	40,539,418
Teleflex Inc	67,420	27,748,049
		859,991,581
Health Care Providers & Services – 9.0%
Anthem Inc	205,154	65,872,898
C4 Therapeutics Inc (144A)*	344,928	10,284,718
Centene Corp*	922,228	55,361,347
Humana Inc	264,924	108,690,369
Quest Diagnostics Inc	262,090	31,233,265
UnitedHealth Group Inc	504,351	176,865,809
		448,308,406
Health Care Technology – 1.0%
Accolade Inc*,#	311,313	13,542,116
Health Catalyst Inc*	490,922	21,369,835
Ping An Healthcare and Technology Co Ltd (144A)*	1,268,400	15,391,464
		50,303,415
Life Sciences Tools & Services – 6.2%
Illumina Inc*	151,884	56,197,080
IQVIA Holdings Inc*	358,776	64,281,896
Lonza Group AG	30,543	19,623,360
Maravai LifeSciences Holdings Inc - Class A*	328,275	9,208,114
NeoGenomics Inc*	554,327	29,844,966
Sotera Health Co*	731,654	20,076,586
Thermo Fisher Scientific Inc	243,297	113,322,877
		312,554,879
Pharmaceuticals – 30.5%
Astellas Pharma Inc	1,893,300	29,273,680
AstraZeneca PLC	1,678,223	167,644,550
Axsome Therapeutics Inc*	176,193	14,354,444
Bristol-Myers Squibb Co	1,638,939	101,663,386
Catalent Inc*	466,532	48,551,985
Collegium Pharmaceutical Inc*	950,523	19,038,976
Elanco Animal Health Inc*	2,110,859	64,740,046
Eli Lilly & Co	658,831	111,237,026
Everest Medicines US Ltd (144A)	1,779,419	13,985,707
GW Pharmaceuticals PLC (ADR)*,#	378,668	43,702,074
Harmony Biosciences Holdings Inc*,#	366,039	13,232,310
Horizon Therapeutics PLC*	895,410	65,499,241
Jazz Pharmaceuticals PLC*	294,190	48,556,059
Johnson & Johnson	431,476	67,905,693
Kymera Therapeutics LLC (144A)*	325,521	19,173,187
Merck & Co Inc	1,995,609	163,240,816
Novartis AG (ADR)	1,631,615	154,073,404
Novo Nordisk A/S	702,384	49,136,656
Phathom Pharmaceuticals Inc*	479,489	15,928,625
Roche Holding AG	430,651	150,308,460
Sanofi	988,286	95,476,483
Shattuck Labs Inc (144A)*	671,395	31,669,031
Takeda Pharmaceutical Co Ltd	1,025,736	37,190,026
		1,525,581,865
Total Common Stocks (cost $3,131,676,682)		4,897,954,295
Preferred Stocks– 1.1%
Biotechnology – 0.8%
Acerta Pharma BV PP - Series B*,¢	143,797,410	18,089,714
Edgewise Therapeutics Inc PP*,¢,§	1,030,001	3,989,709
Flame Biosciences*,¢,§	919,200	6,020,760
Inivata Ltd PP*,¢,§	979,702	2,868,021
LEXEO Therapeutics PP*,¢	1,349,524	1,349,524
SomaLogic Inc*,¢,§	722,708	4,899,960
		37,217,688
Health Care Providers & Services – 0.2%
Bigfoot Biomedical Inc - Series B*,¢,§	1,035,873	9,808,940
Bigfoot Biomedical Inc - Series C-1*,¢	168,418	1,594,792
		11,403,732
Health Care Technology – 0.1%
Freenome Inc*,¢,§	337,474	2,231,817
Pharmaceuticals – 0%
Neurogene Inc PP*,¢,§	801,790	1,956,368
Total Preferred Stocks (cost $42,753,027)		52,809,605
Rights– 0.1%
Biotechnology – 0%
Clementia Pharmaceuticals Inc CVR*,¢,§	874,311	1

Shares or Principal Amounts		Value
Rights– (continued)
Pharmaceuticals – 0.1%
Bristol-Myers Squibb Co*	7,852,635	$5,419,103
Total Rights (cost $22,717,956)		5,419,104
Investment Companies– 0.8%
Money Markets – 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº,£((cost $38,956,739)	38,952,843	38,956,739
Investments Purchased with Cash Collateral from Securities Lending– 2.1%
Investment Companies – 1.7%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº,£	85,267,257	85,267,257
Time Deposits – 0.4%
Canadian Imperial Bank of Commerce, 0.0800%, 1/4/21	$21,316,814	21,316,814
Total Investments Purchased with Cash Collateral from Securities Lending (cost $106,584,071)		106,584,071
Total Investments (total cost $3,342,688,475) – 102.1%		5,101,723,814
Liabilities, net of Cash, Receivables and Other Assets – (2.1)%		(105,065,577)
Net Assets – 100%		$4,996,658,237

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$4,224,011,702	82.8%
Switzerland	324,005,224	6.3
United Kingdom	214,214,645	4.2
Denmark	117,510,118	2.3
France	95,476,483	1.9
Japan	66,463,706	1.3
Belgium	30,664,764	0.6
China	29,377,171	0.6
Canada	1	0.0

Total	$5,101,723,814	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	$9,391	$(437)	$(109)	$38,956,739
Investments Purchased with Cash Collateral from Securities Lending - 1.7%
Investment Companies - 1.7%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	124,624∆	-	-	85,267,257
Total Affiliated Investments - 2.5%	$134,015	$(437)	$(109)	$124,223,996

	Value at 9/30/20	Purchases	Sales Proceeds	Value at 12/31/20
Investment Companies - 0.8%
Money Markets - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 0.1108%ºº	35,187,278	231,070,643	(227,300,636)	38,956,739
Investments Purchased with Cash Collateral from Securities Lending - 1.7%
Investment Companies - 1.7%
Janus Henderson Cash Collateral Fund LLC, 0.0264%ºº	60,161,577	142,617,579	(117,511,899)	85,267,257

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
PP	Private Placement

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2020 is $307,543,721, which represents 6.2% of net assets.

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2020.

#	Loaned security; a portion of the security is on loan at December 31, 2020.

¢	Security is valued using significant unobservable inputs.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2020)
				Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
4D Molecular Therapeutics Inc - Series B	8/24/18	$6,518,412	$13,927,225	0.3%
Bigfoot Biomedical Inc - Series B	11/21/17	9,808,940	9,808,940	0.2
Clementia Pharmaceuticals Inc CVR	4/18/19	1,180,320	1	0.0
Edgewise Therapeutics Inc PP	12/3/20	3,989,709	3,989,709	0.1
Flame Biosciences	9/28/20	6,020,760	6,020,760	0.1
Freenome Inc	8/14/20	2,231,817	2,231,817	0.1
Inivata Ltd PP	12/23/20	2,867,981	2,868,021	0.1
iTeos Therapeutics SA	3/23/20	7,727,547	27,015,027	0.5
Neurogene Inc PP	12/15/20	1,956,368	1,956,368	0.0
SomaLogic Inc	12/21/20	4,899,960	4,899,960	0.1
Total		$47,201,814	$72,717,828	1.5%

The Fund has registration rights for certain restricted securities held as of December 31, 2020. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Biotechnology	$1,438,835,446	$257,981,866	$-
Health Care Providers & Services	438,023,688	10,284,718	-
Health Care Technology	34,911,951	15,391,464	-
Life Sciences Tools & Services	292,931,519	19,623,360	-
Pharmaceuticals	931,724,085	593,857,780	-
All Other	864,388,418	-	-
Preferred Stocks	-	-	52,809,605
Rights	5,419,103	-	1
Investment Companies	-	38,956,739	-
Investments Purchased with Cash Collateral from Securities Lending	-	106,584,071	-
Total Assets	$4,006,234,210	$1,042,679,998	$52,809,606

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the ASC 820. These are categorized as Level 3 in the hierarchy.

All other assets categorized as Level 3 in the hierarchy have been fair valued based on transaction price or transaction price adjusted for current market conditions using a comparable index or cost. The value of level 3 investments will increase should the future transaction price increase.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the year.

Financial assets of $33,828,267 were transferred out of Level 3 to Level 2 since certain security’s prices were determined using other significant observable inputs at the end of the current fiscal year and significant unobservable inputs at the end of the prior fiscal year.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70226 02-21